Document and Entity Information	Jul. 23, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 23, 2025
Entity Registrant Name	North Haven Private Income Fund A LLC
Entity Incorporation State Country Code	DE
Entity File Number	000-56571
Entity Tax Identification Number	92-1385301
Entity Address Address Line 1	1585 Broadway
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10036
Country Region	1
City Area Code	212
Local Phone Number	761-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001973476
Amendment Flag	false